INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of income tax [Abstract]
Loss before income taxes	$ 7,056	$ 16,670	$ 40,024
Income tax recovery at statutory rates	(1,905)	(4,503)	(10,941)
Difference of foreign tax rates	(8)	(2)	(231)
Non-deductible expenses and non-taxable portion of capital gains	(216)	1,316	358
Changes in unrecognized deferred tax assets and other	2,201	3,295	10,814
Income tax expense (recovery)	72	106	0
Current income taxes	0	0	0
Deferred income taxes	72	106	0
Deferred income tax expense (recovery)	$ 72	$ 106	$ 0